Consolidated Statements of Cash Flows (Unaudited) - CAD ($) $ in Thousands	9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Cash provided by (used in):
Net income	$ 23,254	$ 34,232
Adjustments to determine net cash flows:
Provision for (recovery of) credit losses	3,094	(112)
Stock-based compensation	75	276
Income tax provision	8,337	12,485
Interest income	(218,209)	(212,181)
Interest expense	134,674	134,427
Amortization	2,199	1,792
Accretion of discount on securities	(448)	(95)
Foreign exchange rate change on assets and liabilities	2,277	(8,272)
Interest received	217,524	207,137
Interest paid	(145,424)	(129,261)
Income taxes paid	(9,886)	(15,568)
Credit assets	(542,286)	(193,956)
Deposits	493,670	282,909
Change in other assets and liabilities	26,222	5,609
Cash flows from (used in) operating activities	(4,927)	119,422
Foreign exchange forward settlement	3,451	0
Sale of securities	132,539	14,130
Purchase of property and equipment	(664)	(18,681)
Cash flows from (used in) investing activities	135,326	(4,551)
Financing:
Issuance of common shares, net of issue costs	114,189	0
Purchase and cancellation of common shares	(5,409)	0
Redemption of subordinated notes payable	0	(5,000)
Dividends paid	(2,433)	(2,691)
Repayment of lease obligations	(169)	(541)
Cash flows from (used in) financing activities	106,178	(8,232)
Change in cash	236,577	106,639
Effect of exchange rate changes on cash	(1,519)	9,102
Cash, beginning of the period	225,254	132,242
Cash, end of the period	$ 460,312	$ 247,983